Property, plant and equipment - Schedule of reconciliation of property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	£ 1,379
Ending balance, Property, plant and equipment	1,262	£ 1,379
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	3,449	3,482
Additions	112	192
Disposals	(204)	(496)
Exchange and other movements	(70)	271
Ending balance, Property, plant and equipment	3,287	3,449
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(2,070)	(2,234)
Depreciation charge	(177)	(200)
Impairment charge	(13)	(13)
Disposals	197	494
Exchange and other movements	38	(117)
Ending balance, Property, plant and equipment	(2,025)	(2,070)
Property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	842
Ending balance, Property, plant and equipment	762	842
Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,624	1,702
Additions	18	93
Disposals	(12)	(269)
Exchange and other movements	(90)	98
Ending balance, Property, plant and equipment	1,540	1,624
Property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(782)	(920)
Depreciation charge	(47)	(70)
Impairment charge	0	0
Disposals	9	269
Exchange and other movements	42	(61)
Ending balance, Property, plant and equipment	(778)	(782)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	264
Ending balance, Property, plant and equipment	252	264
Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,039	1,058
Additions	85	79
Disposals	(186)	(212)
Exchange and other movements	4	114
Ending balance, Property, plant and equipment	942	1,039
Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(775)	(877)
Depreciation charge	(78)	(61)
Impairment charge	0	0
Disposals	185	209
Exchange and other movements	(22)	(46)
Ending balance, Property, plant and equipment	(690)	(775)
Investment property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	5
Ending balance, Property, plant and equipment	2	5
Investment property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	5	7
Additions	0	0
Disposals	(3)	(1)
Exchange and other movements	0	(1)
Ending balance, Property, plant and equipment	2	5
Investment property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	0	0
Depreciation charge	0	0
Impairment charge	0	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	0	0
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	268
Ending balance, Property, plant and equipment	246	268
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	781	715
Additions	9	20
Disposals	(3)	(14)
Exchange and other movements	16	60
Ending balance, Property, plant and equipment	803	781
Right of use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(513)	(437)
Depreciation charge	(52)	(69)
Impairment charge	(13)	(13)
Disposals	3	16
Exchange and other movements	18	(10)
Ending balance, Property, plant and equipment	£ (557)	£ (513)